Schedule of financial instruments by remaining contractual maturities (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,790,152	$ 2,336,864	$ 1,648,029
Carrying value [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)		5,248,011	3,794,636
Borrowings		2,336,864	1,648,029
Total		7,584,875	5,442,665
Contractual cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)		5,248,011	3,794,636
Borrowings		2,764,287	1,949,132
Total		8,012,298	5,743,768
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)		5,248,011	3,794,636
Borrowings		614,056	499,592
Total		5,862,067	4,294,228
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)
Borrowings		1,408,360	652,574
Total		1,408,360	652,574
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)
Borrowings		741,871	796,966
Total		$ 741,871	$ 796,966